REMUNERATION OF DIRECTORS AND SENIOR MANAGEMENT	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
REMUNERATION OF DIRECTORS AND SENIOR MANAGEMENT
REMUNERATION OF DIRECTORS AND SENIOR MANAGEMENT
Remuneration of Non-Management Directors

	2018	2017	2016
Fees earned	$2	$3	$2
Remuneration of Senior Management (1)

	2018	2017	2016
Salary	$2	$3	$3
Common stock option based awards	8	10	9
Annual incentive plans	4	5	5
Long-term incentive plans	15	17	15
	$29	$35	$32

(1)	Senior management identified above are consistent with the disclosure on Named Executive Officers provided in the Company’s Information Circular to shareholders for the respective years.